Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity [Abstract]
Stockholders' Equity

(13)  Stockholders’ Equity

Common and Preferred Stock. The Company is authorized to issue 125,000,000 shares of common stock, of which 44,562,122 and 44,375,952 shares were outstanding as of December 31, 2014 and 2013, respectively. Additionally, the Company is authorized to issue 10,000,000 shares of preferred stock, of which no shares were outstanding as of December 31, 2014 and 2013.

Additional Paid-In Capital. Included in the balance of Additional paid-in capital are amounts related to the Convertible Notes issued in November 2013 and the related equity instruments. These amounts include: (1) the fair value of the embedded option of the Convertible Notes for $62.1 million, (2) the amount paid to purchase the associated convertible note hedges for $72.6 million, (3) the amount received for selling associated warrants for $40.5 million, and (4) $1.6 million in debt issuance costs allocated to the equity component of the convertible note. See Note 10, Long-Term Debt for additional information on the Convertible Notes and the related equity instruments.

Accumulated Other Comprehensive Loss, Net.   Accumulated other comprehensive loss, net, is displayed as a separate component of Stockholders' equity in the accompanying Consolidated Balance Sheets. The following table presents the changes in the balances of each component of accumulated other comprehensive loss, net for the years ended December 31, 2014, 2013 and 2012:

	Foreign currency translation adjustments	Unrealized (losses) gains on interest rate swap contracts, net of tax		Total
	(In thousands)
Total accumulated other comprehensive loss, net as of January 1, 2012	$(27,135)	$(56,767)	(1)	$(83,902)
Other comprehensive income (loss) before reclassification	2,501	(49,485)	(2)	(46,984)
Amounts reclassified from accumulated other comprehensive loss, net	—	25,801	(2)	25,801
Total accumulated other comprehensive loss, net as of December 31, 2012	$(24,634)	$(80,451)	(1)	$(105,085)
Other comprehensive income before reclassification	6,198	62	(3)	6,260
Amounts reclassified from accumulated other comprehensive loss, net	—	25,871	(3)	25,871
Total accumulated other comprehensive loss, net as of December 31, 2013	$(18,436)	$(54,518)	(1)	$(72,954)
Other comprehensive loss before reclassification	(16,273)	(29,239)	(4)	(45,512)
Amounts reclassified from accumulated other comprehensive loss, net	—	35,459	(4)	35,459
Total accumulated other comprehensive loss, net as of December 31, 2014	$(34,709)	$(48,298)	(1)	$(83,007)

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(1) Net of deferred income tax benefit of $12,602 as of January 1, 2012, and $27,413, $10,829, and $6,701 as of December 31, 2012, 2013, and 2014, respectively.

(2) Net of deferred income tax benefit of $30,946 for Other comprehensive income (loss) before reclassification and deferred income tax expense of $16,135 for Amounts reclassified from accumulated other comprehensive loss, net, respectively, for the year ended December 31, 2012.

(3) Net of deferred income tax expense of $40 for Other comprehensive income before reclassification and deferred income tax expense of $16,544 for Amounts reclassified from accumulated other comprehensive loss, net, respectively, for the year ended December 31, 2013.

(4) Net of deferred income tax benefit of $19,405 for Other comprehensive loss before reclassification and deferred income tax expense of $23,533 for Amounts reclassified from accumulated other comprehensive loss, net, respectively, for the year ended December 31, 2014.

The Company records unrealized gains and losses related to its interest rate swaps net of estimated taxes in the Accumulated other comprehensive loss, net, line item within Stockholders' equity in the accompanying Consolidated Balance Sheets since it is more likely than not that the Company will be able to realize the benefits associated with its net deferred tax asset positions in the future. The amounts reclassified from Accumulated other comprehensive loss, net, are recognized in Cost of ATM operating revenues line item on the accompanying Consolidated Statements of Operations.

The Company currently believes that the unremitted earnings of its foreign subsidiaries will be reinvested for an indefinite period of time. Accordingly, no deferred taxes have been provided for the differences between the Company's book basis and underlying tax basis in these subsidiaries or on the foreign currency translation adjustment amounts.